Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Oct 31, 2010
Registrant Name	dei_EntityRegistrantName	Access One Trust
Central Index Key	dei_EntityCentralIndexKey	0001301123
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 16, 2011
Document Effective Date	dei_DocumentEffectiveDate	May 16, 2011
Prospectus Date	rr_ProspectusDate	May 13, 2011

ACCESS FLEX HIGH YIELD FUND

Access Flex High Yield Fund

Important Information About the Fund

If Access Flex High Yield Fund (the "Fund") is successful in meeting its objective, its net asset value should generally gain value as the high yield market is rallying (gaining value). Conversely, its net asset value should generally decrease in value as the high yield market is falling (losing value). These results are generally similar to those of most traditional high yield mutual funds.

Investment Objective
The Fund seeks to provide investment results that correspond generally to the total return of the high yield market consistent with maintaining reasonable liquidity.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund ("Shares").
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees ACCESS FLEX HIGH YIELD FUND (USD $)	Investor Class	Service Class
Wire Fee	10	10

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses ACCESS FLEX HIGH YIELD FUND		Investor Class	Service Class
Investment Advisory Fees		0.75%	0.75%
Distribution and Service (12b-1) Fees		none	1.00%
Other Expenses		0.79%	0.79%
Total Annual Fund Operating Expenses	[1]	1.54%	2.54%
[1]	ProFund Advisors LLC ("ProFund Advisors" or "Advisor") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses, as a percentage of average daily net assets, exceed 1.95% for Investor Class Shares and 2.95% for Service Class Shares through February 28, 2012. After such date, the expense limitation may be terminated or revised by the Advisor. Amounts waived or reimbursed in a particular contractual period may be recouped by ProFund Advisors within three years of the end of the contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to investors.

Example:

This example is intended to help you compare the cost of investing in Shares with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example ACCESS FLEX HIGH YIELD FUND (USD $)	1 Year	3 Years	5 Years	10 Years
Investor Class	157	486	839	1,834
Service Class	257	791	1,350	2,875

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's annual portfolio turnover rate was 1,858% of the average value of its entire portfolio. However, this portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate would be significantly higher.

Principal Investment Strategies

The Fund invests primarily in derivatives and money market instruments that ProFund Advisors believes, in combination, should provide investment results that correspond to the high yield market. The Fund also may invest in high yield debt securities.

>

Derivatives — The Fund invests in financial instruments whose value is derived from the value of an underlying asset, interest rate or index. The Fund invests in derivatives as a substitute for directly investing in debt securities in order to gain exposure to the high yield market. Derivatives principally include:

•

Swap Agreements — Contracts entered into primarily with institutional investors for a specified period ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," e.g., the return or change in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

•

Credit Default Swaps ("CDSs") — Bilateral financial contracts that transfer credit exposure between two parties. They may be used by the Fund to obtain credit risk exposure similar to that of a direct investment in high yield bonds. One party to a CDS (the "buyer") receives credit protection or sheds credit risk, whereas the other party (the "seller") to a CDS is selling credit protection or taking on credit risk. The seller typically receives one or more pre-determined periodic payments from the buyer. These payments are in consideration for guaranteeing to make a specific payment to the buyer should a negative credit event occur with respect to one of the issuers referenced in the CDS. The seller of an "unfunded" CDS would not make any payments to the buyer unless there is a negative credit event.

•	Future Contracts — Contracts that pay a fixed price for an agreed-upon amount of securities, or the cash value of the securities, on an agreed-upon date.

>	Money Market Instruments — The Fund invests in short term cash instruments that have terms to maturity of less than 397 days and exhibit high quality credit profiles.

>

High Yield Debt Securities — The Fund invests in high yield debt securities that are generally debt securities rated BB+ and lower by Standard & Poor's Ratings Service ("S&P") or Fitch, Inc. ("Fitch") or Ba1 or below by Moody's Investor Services, Inc. ("Moody's") or if unrated, securities that the Advisor determines to be of comparable quality. High yield debt securities also include corporate notes, convertible debt securities and preferred securities.

The Fund seeks to maintain exposure to the high yield bond markets regardless of market conditions and without taking defensive positions in cash or other instruments in anticipation of an adverse climate for the high yield bond markets. To find out if the Fund has sufficient assets to invest to attempt to meet its objective, you may call 1-888-776-3637. There is no assurance that the Fund will achieve its investment objective.

The Fund may invest up to 25% of its assets in foreign securities or financial instruments with respect to foreign securities.

Please see Investment Objectives, Principal Investment Strategies, Related Risks and Disclosure of Portfolio Holdings in the Fund's full prospectus for additional details.

Principal Risks

You could lose money by investing in the Fund.

Active Investor Risk — A significant portion of assets invested in the Fund come from professional money managers and investors who use the Fund as part of active trading or tactical asset allocation strategies. These strategies often call for frequent trading to take advantage of anticipated changes in market conditions, which could increase portfolio turnover. In addition, large movements of assets into and out of the Fund may have a negative impact on the Fund's ability to achieve its investment objective or maintain a consistent level of operating expenses. In certain circumstances, the Fund's expense ratio may vary from current estimates or the historical ratio disclosed in this Prospectus.

Risk Associated with the Use of Derivatives — The Fund uses investment techniques and derivatives that may be considered aggressive. Because the Fund's investment in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. Particularly when used to create leverage, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments. Using derivatives may result in imperfect correlation between the value of the instruments and the relevant security or index. Swap-related financing, borrowing and other transaction costs will have the effect of lowering the Fund's return.

CDS Risk — The Fund will normally be a net "seller" of CDSs. When the Fund is a seller of an unfunded CDS, upon the occurrence of a credit event, the Fund has an obligation to pay the par value of a defaulted reference obligation and take delivery from the counterparty of such obligation. Since CDSs may be physically settled, the counterparty may first need to purchase the obligation in order to deliver it and obtain par value payment or an equivalent cash value. An active market may not exist for any of the CDSs in which the Fund invests or in the reference obligations subject to the CDSs. As a result, the Fund's ability to maximize returns or minimize losses on such CDSs may be impaired. Other risks of CDSs include the difficulties in valuing a CDS, lack of pricing transparency and the risk that the CDSs utilized by the Fund perform in a manner that does not correlate to the high yield bond markets or perform in other ways that are not expected. The Fund's positions in CDSs are also subject to counterparty risk, market risk and interest rate risk. Because certain CDSs involve many reference issuers and there are no limitations on the notional amount established for CDSs, the Fund may use a single counterparty or a small number of counterparties, in which case, counterparty risk would be amplified. A CDS may involve greater risks than investing directly in the underlying reference obligations. For example, a credit default swap may increase the Fund's credit risk because it has exposure to both the issuer of the underlying reference obligation and the counterparty to the credit default swap. In addition, CDSs may be difficult to value depending on whether an active market exists for them. Investing in CDSs may be considered an aggressive investment technique.

Counterparty Risk — The Fund will be subject to credit risk (that is, where changes in an issuer's financial strength or the credit rating of a financial instrument it issues may affect an instrument's value) with respect to the amount it expects to receive from counterparties to derivatives and repurchase agreements entered into by the Fund, including amounts held by special purpose or structured vehicles. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the value of your investment in the Fund may decline.

Debt Instrument Risk — The Fund may invest in, or seek exposure to, debt instruments. Debt instruments may have varying levels of sensitivity to changes in interest rates, credit risk and other factors. Typically, the value of outstanding debt instruments falls when interest rates rise. The value of debt instruments with longer maturities may fluctuate more in response to interest rate changes than instruments with shorter maturities. Many types of debt instruments are subject to prepayment risk, which is the risk that the issuer of the security will repay principal prior to the maturity date.

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Exposure to Foreign Currency Risk — Investments denominated in foreign currencies are exposed to risks in addition to those associated with investments denominated in U.S. dollars. The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Generally, when the U,S. dollar falls in value against a foreign currency, an investment in that country gains value (i.e., a loss to the Fund) because that currency is worth more U.S. dollars. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable or inaccurate. A U.S. dollar investment in Depositary Receipts or ordinary shares of foreign issuers traded on U.S. exchanges is subject to foreign currency risk.

Exposure to Foreign Investments Risk — Exposure to securities of foreign issuers provides the Fund with increased risk. Various factors related to foreign investments may negatively impact the Fund's performance, such as: i) fluctuations in the value of local foreign currency; ii) differences in securities settlement practices; iii) uncertainty associated with evidence of ownership of investments in countries that lack centralized custodial services; iv) possible regulation of, or other limitations on, investments by U.S. investors in foreign investments; v) potentially higher brokerage commissions; vi) the possibility that a foreign government may withhold portions of interest and dividends at the source; vii) taxation of income earned in foreign countries or other foreign taxes imposed; viii) foreign exchange controls, which may include suspension of the ability to transfer currency from a foreign country; ix) less publicly available information about foreign issuers; and x) less certain legal systems in which the Fund might encounter difficulties or be unable to pursue legal remedies.

Foreign investments also may be more susceptible to political, social, economic and regional factors than might be the case for U.S. securities.

High Yield Risk — Investment in or exposure to high yield (lower rated) debt instruments (also known as "junk bonds") may involve greater levels of interest rate, credit, liquidity and valuation risk than for higher rated instruments. High yield debt instruments may be sensitive to economic changes, political changes, or adverse developments specific to a company. These securities are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties, and a potential lack of a secondary or public market for securities. High yield debt instruments are considered predominantly speculative with respect to the issuer's continuing ability to make principal and interest payments and, therefore, such instruments generally involve greater risk of default or price changes than higher rated debt instruments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce market liquidity (liquidity risk). Less active markets may diminish the Fund's ability to obtain accurate market quotations when valuing the portfolio securities and thereby give rise to valuation risk. High yield debt instruments may also present risks based on payment expectations. For example, these instruments may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, the Fund would have to replace the security with a lower yielding security, resulting in a decreased return for investors. If the issuer of a security is in default with respect to interest or principal payments, the issuer's security could lose its entire value. Furthermore, the transaction costs associated with the purchase and sale of high yield debt instruments may vary greatly depending upon a number of factors and may adversely affect the Fund's performance.

Interest Rate Risk — Interest rate risk is the risk that debt securities or certain financial instruments may fluctuate in value due to changes in interest rates. Commonly, investments subject to interest rate risk will decrease in value when interest rates rise and increase in value when interest rates decline. The value of securities with longer maturities may fluctuate more in response to interest rate changes than securities with shorter maturities.

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProFund Advisors. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the total return of the high yield market.

Market Risk — The Fund is subject to market risks that will affect the value of its shares, including adverse issuer, political, regulatory, market or economic developments, as well as developments that impact specific economic sectors, industries or segments of the market.

Non-Diversification Risk — The Fund is classified as "non-diversified" under the 1940 Act, and has the ability to invest a relatively high percentage of its investments in the securities of a small number of issuers susceptible to a single economic, political or regulatory event.

Portfolio Turnover Risk — The Fund's strategy may involve high portfolio turnover to rebalance the Fund's investment exposure. A high level of portfolio turnover may have a negative impact on performance by increasing transaction costs and generating greater tax liabilities for shareholders. Additionally, active trading of shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

Repurchase Agreement Risk — The Fund may enter into certain types of repurchase agreements. Repurchase agreements are generally subject to counterparty risk. If a seller defaults, the Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of the sale including accrued interest are less than the resale price provided in the agreement, including interest. In addition, if the seller becomes involved in bankruptcy or insolvency proceedings, the Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if, for example, the Fund is treated as an unsecured creditor and required to return the underlying collateral to the seller or its assigns.

Valuation Risk — In certain circumstances, portfolio securities may be valued using techniques other than market quotations. The value established for a portfolio security may be different from what would be produced through the use of another methodology or if it had been priced using market quotations. Portfolio securities that are valued using techniques other than market quotations, including "fair valued" securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that a Fund could sell a portfolio security for the value established for it at any time, and it is possible that a Fund would incur a loss because a portfolio security is sold at a discount to its established value.

Please see Investment Objectives, Principal Investment Strategies, Related Risks and Disclosure of Portfolio Holdings in the Fund's full prospectus for additional details.

Investment Results

The bar chart below shows how the Fund's investment results for Investor Class Shares have varied from year to year, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund's results can be obtained by visiting profunds.com.

Annual Returns of Investor Class Shares as of December 31 each year

Best Quarter (ended 6/30/2009): 13.71%; Worst Quarter (ended 3/31/2009): -15.59%.
Average Annual Total Returns As of December 31, 2010
Average Annual Total Returns ACCESS FLEX HIGH YIELD FUND		One Year	Five Years	Since Inception	Inception Date
Investor Class		14.76%	7.64%	6.94%	Dec 17, 2004
Investor Class After Taxes on Distribution		12.21%	4.55%	4.07%	Dec 17, 2004
Investor Class After Taxes on Distribution and Sale of Shares		9.55%	4.63%	4.17%	Dec 17, 2004
Service Class		13.70%	6.75%	5.97%	Dec 17, 2004
JPMorgan Domestic High Yield Index	[1]	14.74%	8.81%	2.13%
[1]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index. Since inception returns are calculated from the date the Fund commenced operations.

Average annual total returns are shown on a before- and after-tax basis for Investor Class Shares only. After-tax returns for Service Class Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of Shares.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Access One Trust
Prospectus Date	rr_ProspectusDate	May 13, 2011
ACCESS FLEX HIGH YIELD FUND | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Wire Fee	rr_ShareholderFeeOther	10
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.79%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.54%	[1]
1 Year	rr_ExpenseExampleYear01	157
3 Years	rr_ExpenseExampleYear03	486
5 Years	rr_ExpenseExampleYear05	839
10 Years	rr_ExpenseExampleYear10	1,834
Annual Return 2005	rr_AnnualReturn2005	3.92%
Annual Return 2006	rr_AnnualReturn2006	9.31%
Annual Return 2007	rr_AnnualReturn2007	4.82%
Annual Return 2008	rr_AnnualReturn2008	(5.13%)
Annual Return 2009	rr_AnnualReturn2009	15.84%
Annual Return 2010	rr_AnnualReturn2010	14.76%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.71%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.59%)
One Year	rr_AverageAnnualReturnYear01	14.76%
Five Years	rr_AverageAnnualReturnYear05	7.64%
Since Inception	rr_AverageAnnualReturnSinceInception	6.94%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 17, 2004
ACCESS FLEX HIGH YIELD FUND | Investor Class | After Taxes on Distribution
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	12.21%
Five Years	rr_AverageAnnualReturnYear05	4.55%
Since Inception	rr_AverageAnnualReturnSinceInception	4.07%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 17, 2004
ACCESS FLEX HIGH YIELD FUND | Investor Class | After Taxes on Distribution and Sale of Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	9.55%
Five Years	rr_AverageAnnualReturnYear05	4.63%
Since Inception	rr_AverageAnnualReturnSinceInception	4.17%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 17, 2004
ACCESS FLEX HIGH YIELD FUND | Service Class
Risk/Return:	rr_RiskReturnAbstract
Wire Fee	rr_ShareholderFeeOther	10
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.79%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.54%	[1]
1 Year	rr_ExpenseExampleYear01	257
3 Years	rr_ExpenseExampleYear03	791
5 Years	rr_ExpenseExampleYear05	1,350
10 Years	rr_ExpenseExampleYear10	2,875
One Year	rr_AverageAnnualReturnYear01	13.70%
Five Years	rr_AverageAnnualReturnYear05	6.75%
Since Inception	rr_AverageAnnualReturnSinceInception	5.97%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 17, 2004
ACCESS FLEX HIGH YIELD FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

Access Flex High Yield Fund

Important Information About the Fund

If Access Flex High Yield Fund (the "Fund") is successful in meeting its objective, its net asset value should generally gain value as the high yield market is rallying (gaining value). Conversely, its net asset value should generally decrease in value as the high yield market is falling (losing value). These results are generally similar to those of most traditional high yield mutual funds.

Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide investment results that correspond generally to the total return of the high yield market consistent with maintaining reasonable liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund ("Shares").
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's annual portfolio turnover rate was 1,858% of the average value of its entire portfolio. However, this portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate would be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	1858.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in Shares with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests primarily in derivatives and money market instruments that ProFund Advisors believes, in combination, should provide investment results that correspond to the high yield market. The Fund also may invest in high yield debt securities.

>

Derivatives — The Fund invests in financial instruments whose value is derived from the value of an underlying asset, interest rate or index. The Fund invests in derivatives as a substitute for directly investing in debt securities in order to gain exposure to the high yield market. Derivatives principally include:

•

Swap Agreements — Contracts entered into primarily with institutional investors for a specified period ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," e.g., the return or change in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

•

Credit Default Swaps ("CDSs") — Bilateral financial contracts that transfer credit exposure between two parties. They may be used by the Fund to obtain credit risk exposure similar to that of a direct investment in high yield bonds. One party to a CDS (the "buyer") receives credit protection or sheds credit risk, whereas the other party (the "seller") to a CDS is selling credit protection or taking on credit risk. The seller typically receives one or more pre-determined periodic payments from the buyer. These payments are in consideration for guaranteeing to make a specific payment to the buyer should a negative credit event occur with respect to one of the issuers referenced in the CDS. The seller of an "unfunded" CDS would not make any payments to the buyer unless there is a negative credit event.

•	Future Contracts — Contracts that pay a fixed price for an agreed-upon amount of securities, or the cash value of the securities, on an agreed-upon date.

>	Money Market Instruments — The Fund invests in short term cash instruments that have terms to maturity of less than 397 days and exhibit high quality credit profiles.

>

High Yield Debt Securities — The Fund invests in high yield debt securities that are generally debt securities rated BB+ and lower by Standard & Poor's Ratings Service ("S&P") or Fitch, Inc. ("Fitch") or Ba1 or below by Moody's Investor Services, Inc. ("Moody's") or if unrated, securities that the Advisor determines to be of comparable quality. High yield debt securities also include corporate notes, convertible debt securities and preferred securities.

The Fund seeks to maintain exposure to the high yield bond markets regardless of market conditions and without taking defensive positions in cash or other instruments in anticipation of an adverse climate for the high yield bond markets. To find out if the Fund has sufficient assets to invest to attempt to meet its objective, you may call 1-888-776-3637. There is no assurance that the Fund will achieve its investment objective.

The Fund may invest up to 25% of its assets in foreign securities or financial instruments with respect to foreign securities.

Please see Investment Objectives, Principal Investment Strategies, Related Risks and Disclosure of Portfolio Holdings in the Fund's full prospectus for additional details.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund.

Active Investor Risk — A significant portion of assets invested in the Fund come from professional money managers and investors who use the Fund as part of active trading or tactical asset allocation strategies. These strategies often call for frequent trading to take advantage of anticipated changes in market conditions, which could increase portfolio turnover. In addition, large movements of assets into and out of the Fund may have a negative impact on the Fund's ability to achieve its investment objective or maintain a consistent level of operating expenses. In certain circumstances, the Fund's expense ratio may vary from current estimates or the historical ratio disclosed in this Prospectus.

Risk Associated with the Use of Derivatives — The Fund uses investment techniques and derivatives that may be considered aggressive. Because the Fund's investment in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. Particularly when used to create leverage, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments. Using derivatives may result in imperfect correlation between the value of the instruments and the relevant security or index. Swap-related financing, borrowing and other transaction costs will have the effect of lowering the Fund's return.

CDS Risk — The Fund will normally be a net "seller" of CDSs. When the Fund is a seller of an unfunded CDS, upon the occurrence of a credit event, the Fund has an obligation to pay the par value of a defaulted reference obligation and take delivery from the counterparty of such obligation. Since CDSs may be physically settled, the counterparty may first need to purchase the obligation in order to deliver it and obtain par value payment or an equivalent cash value. An active market may not exist for any of the CDSs in which the Fund invests or in the reference obligations subject to the CDSs. As a result, the Fund's ability to maximize returns or minimize losses on such CDSs may be impaired. Other risks of CDSs include the difficulties in valuing a CDS, lack of pricing transparency and the risk that the CDSs utilized by the Fund perform in a manner that does not correlate to the high yield bond markets or perform in other ways that are not expected. The Fund's positions in CDSs are also subject to counterparty risk, market risk and interest rate risk. Because certain CDSs involve many reference issuers and there are no limitations on the notional amount established for CDSs, the Fund may use a single counterparty or a small number of counterparties, in which case, counterparty risk would be amplified. A CDS may involve greater risks than investing directly in the underlying reference obligations. For example, a credit default swap may increase the Fund's credit risk because it has exposure to both the issuer of the underlying reference obligation and the counterparty to the credit default swap. In addition, CDSs may be difficult to value depending on whether an active market exists for them. Investing in CDSs may be considered an aggressive investment technique.

Counterparty Risk — The Fund will be subject to credit risk (that is, where changes in an issuer's financial strength or the credit rating of a financial instrument it issues may affect an instrument's value) with respect to the amount it expects to receive from counterparties to derivatives and repurchase agreements entered into by the Fund, including amounts held by special purpose or structured vehicles. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the value of your investment in the Fund may decline.

Debt Instrument Risk — The Fund may invest in, or seek exposure to, debt instruments. Debt instruments may have varying levels of sensitivity to changes in interest rates, credit risk and other factors. Typically, the value of outstanding debt instruments falls when interest rates rise. The value of debt instruments with longer maturities may fluctuate more in response to interest rate changes than instruments with shorter maturities. Many types of debt instruments are subject to prepayment risk, which is the risk that the issuer of the security will repay principal prior to the maturity date.

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Exposure to Foreign Currency Risk — Investments denominated in foreign currencies are exposed to risks in addition to those associated with investments denominated in U.S. dollars. The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Generally, when the U,S. dollar falls in value against a foreign currency, an investment in that country gains value (i.e., a loss to the Fund) because that currency is worth more U.S. dollars. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable or inaccurate. A U.S. dollar investment in Depositary Receipts or ordinary shares of foreign issuers traded on U.S. exchanges is subject to foreign currency risk.

Exposure to Foreign Investments Risk — Exposure to securities of foreign issuers provides the Fund with increased risk. Various factors related to foreign investments may negatively impact the Fund's performance, such as: i) fluctuations in the value of local foreign currency; ii) differences in securities settlement practices; iii) uncertainty associated with evidence of ownership of investments in countries that lack centralized custodial services; iv) possible regulation of, or other limitations on, investments by U.S. investors in foreign investments; v) potentially higher brokerage commissions; vi) the possibility that a foreign government may withhold portions of interest and dividends at the source; vii) taxation of income earned in foreign countries or other foreign taxes imposed; viii) foreign exchange controls, which may include suspension of the ability to transfer currency from a foreign country; ix) less publicly available information about foreign issuers; and x) less certain legal systems in which the Fund might encounter difficulties or be unable to pursue legal remedies.

Foreign investments also may be more susceptible to political, social, economic and regional factors than might be the case for U.S. securities.

High Yield Risk — Investment in or exposure to high yield (lower rated) debt instruments (also known as "junk bonds") may involve greater levels of interest rate, credit, liquidity and valuation risk than for higher rated instruments. High yield debt instruments may be sensitive to economic changes, political changes, or adverse developments specific to a company. These securities are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties, and a potential lack of a secondary or public market for securities. High yield debt instruments are considered predominantly speculative with respect to the issuer's continuing ability to make principal and interest payments and, therefore, such instruments generally involve greater risk of default or price changes than higher rated debt instruments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce market liquidity (liquidity risk). Less active markets may diminish the Fund's ability to obtain accurate market quotations when valuing the portfolio securities and thereby give rise to valuation risk. High yield debt instruments may also present risks based on payment expectations. For example, these instruments may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, the Fund would have to replace the security with a lower yielding security, resulting in a decreased return for investors. If the issuer of a security is in default with respect to interest or principal payments, the issuer's security could lose its entire value. Furthermore, the transaction costs associated with the purchase and sale of high yield debt instruments may vary greatly depending upon a number of factors and may adversely affect the Fund's performance.

Interest Rate Risk — Interest rate risk is the risk that debt securities or certain financial instruments may fluctuate in value due to changes in interest rates. Commonly, investments subject to interest rate risk will decrease in value when interest rates rise and increase in value when interest rates decline. The value of securities with longer maturities may fluctuate more in response to interest rate changes than securities with shorter maturities.

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProFund Advisors. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the total return of the high yield market.

Market Risk — The Fund is subject to market risks that will affect the value of its shares, including adverse issuer, political, regulatory, market or economic developments, as well as developments that impact specific economic sectors, industries or segments of the market.

Non-Diversification Risk — The Fund is classified as "non-diversified" under the 1940 Act, and has the ability to invest a relatively high percentage of its investments in the securities of a small number of issuers susceptible to a single economic, political or regulatory event.

Portfolio Turnover Risk — The Fund's strategy may involve high portfolio turnover to rebalance the Fund's investment exposure. A high level of portfolio turnover may have a negative impact on performance by increasing transaction costs and generating greater tax liabilities for shareholders. Additionally, active trading of shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

Repurchase Agreement Risk — The Fund may enter into certain types of repurchase agreements. Repurchase agreements are generally subject to counterparty risk. If a seller defaults, the Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of the sale including accrued interest are less than the resale price provided in the agreement, including interest. In addition, if the seller becomes involved in bankruptcy or insolvency proceedings, the Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if, for example, the Fund is treated as an unsecured creditor and required to return the underlying collateral to the seller or its assigns.

Valuation Risk — In certain circumstances, portfolio securities may be valued using techniques other than market quotations. The value established for a portfolio security may be different from what would be produced through the use of another methodology or if it had been priced using market quotations. Portfolio securities that are valued using techniques other than market quotations, including "fair valued" securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that a Fund could sell a portfolio security for the value established for it at any time, and it is possible that a Fund would incur a loss because a portfolio security is sold at a discount to its established value.

Please see Investment Objectives, Principal Investment Strategies, Related Risks and Disclosure of Portfolio Holdings in the Fund's full prospectus for additional details.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus

Non-Diversification Risk — The Fund is classified as "non-diversified" under the 1940 Act, and has the ability to invest a relatively high percentage of its investments in the securities of a small number of issuers susceptible to a single economic, political or regulatory event.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart below shows how the Fund's investment results for Investor Class Shares have varied from year to year, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund's results can be obtained by visiting profunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the Fund's investment results for Investor Class Shares have varied from year to year, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	profunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past results (before and after taxes) are not predictive of future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual Returns of Investor Class Shares as of December 31 each year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter (ended 6/30/2009): 13.71%; Worst Quarter (ended 3/31/2009): -15.59%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns As of December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as a retirement account.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	Average annual total returns are shown on a before- and after-tax basis for Investor Class Shares only. After-tax returns for Service Class Shares will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of Shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

Average annual total returns are shown on a before- and after-tax basis for Investor Class Shares only. After-tax returns for Service Class Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of Shares.

ACCESS FLEX HIGH YIELD FUND | JPMorgan Domestic High Yield Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	14.74%	[2]
Five Years	rr_AverageAnnualReturnYear05	8.81%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	2.13%	[2]

[1]	ProFund Advisors LLC ("ProFund Advisors" or "Advisor") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses, as a percentage of average daily net assets, exceed 1.95% for Investor Class Shares and 2.95% for Service Class Shares through February 28, 2012. After such date, the expense limitation may be terminated or revised by the Advisor. Amounts waived or reimbursed in a particular contractual period may be recouped by ProFund Advisors within three years of the end of the contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to investors.
[2]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index. Since inception returns are calculated from the date the Fund commenced operations.

ACCESS FLEX BEAR HIGH YIELD FUND

Access Flex Bear High Yield Fund

Important Information About the Fund

If Access Flex Bear High Yield Fund (the "Fund") is successful in meeting its objective, its net asset value should generally lose value as the high yield market is rallying (gaining value). Conversely, its net asset value should generally increase in value as the high yield market is falling (losing value). These results are generally opposite those of most traditional high yield mutual funds.

Investment Objective
The Fund seeks to provide investment results that correspond generally to the inverse (opposite) of the total return of the high yield market consistent with maintaining reasonable liquidity.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund ("Shares").
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees ACCESS FLEX BEAR HIGH YIELD FUND (USD $)	Investor Class	Service Class
Wire Fee	10	10

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses ACCESS FLEX BEAR HIGH YIELD FUND		Investor Class	Service Class
Investment Advisory Fees		0.75%	0.75%
Distribution and Service (12b-1) Fees		none	1.00%
Other Expenses		0.95%	0.95%
Total Annual Fund Operating Expenses	[1]	1.70%	2.70%
[1]	ProFund Advisors LLC ("ProFund Advisors" or "Advisor") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses, as a percentage of average daily net assets, exceed 1.95% for Investor Class Shares and 2.95% for Service Class Shares through February 28, 2012. After such date, the expense limitation may be terminated or revised by the Advisor. Amounts waived or reimbursed in a particular contractual period may be recouped by ProFund Advisors within three years of the end of the contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to investors.

Example:

This example is intended to help you compare the cost of investing in Shares with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example ACCESS FLEX BEAR HIGH YIELD FUND (USD $)	1 Year	3 Years	5 Years	10 Years
Investor Class	173	536	923	2,009
Service Class	273	838	1,430	3,032

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's annual portfolio turnover rate was 650% of the average value of its entire portfolio. However, this portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate would be significantly higher.

Principal Investment Strategies

The Fund invests in money market instruments and derivatives that ProFund Advisors believes, in combination, should provide investment results that inversely correspond to the high yield market.

>

Derivatives — The Fund invests in financial instruments whose value is derived from the value of an underlying asset, interest rate or index. The Fund invests in derivatives as a substitute for directly shorting debt in order to gain inverse exposure to the high yield market. Derivatives principally include:

•

Swap Agreements — Contracts entered into primarily with institutional investors for a specified period ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," e.g., the return or change in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

•

Credit Default Swaps ("CDSs") — Bilateral financial contracts that transfer credit exposure between two parties. They may be used by the Fund to obtain credit risk exposure similar to that of a direct investment in high yield bonds. One party to a CDS (the "buyer") receives credit protection or sheds credit risk, whereas the other party (the "seller") to a CDS is selling credit protection or taking on credit risk. The seller typically receives one or more pre-determined periodic payments from the buyer. These payments are in consideration for guaranteeing to make a specific payment to the buyer should a negative credit event occur with respect to one of the issuers referenced in the CDS. The seller of an "unfunded" CDS would not make any payments to the buyer unless there is a negative credit event.

•	Future Contracts — Contracts that pay a fixed price for an agreed-upon amount of securities, or the cash value of the securities, on an agreed-upon date.

>	Money Market Instruments — The Fund invests in short term cash instruments that have terms to maturity of less than 397 days and exhibit high quality credit profiles.

In addition, the Fund may engage in short selling, which involves borrowing a security and then selling it. If the Fund buys back the security at a price lower than the price at which it sold the security plus accrued interest, the Fund will earn a positive return (profit) on the difference. If the current market price plus accrued interest is greater when the security is bought back, the Fund will incur a negative return (loss) on the transaction. See Short Sale Risk, below.

The Fund seeks to maintain inverse exposure to the high yield bond markets regardless of market conditions and without taking defensive positions in cash or other instruments in anticipation of periods favorable for the high yield bond markets (which would generally be adverse market conditions for this Fund). As a result, the Fund may not achieve its investment objective during these periods. To find out if the Fund has sufficient assets to invest to attempt to meet its objective, you may call 1-888-776-3637. There is no assurance that the Fund will achieve its investment objective.

The Fund may invest up to 25% of its assets in foreign securities or financial instruments with respect to foreign securities.

Please see Investment Objectives, Principal Investment Strategies, Related Risks and Disclosure of Portfolio Holdings in the Fund's full prospectus for additional details.

Principal Risks

You could lose money by investing in the Fund.

Active Investor Risk — A significant portion of assets invested in the Fund come from professional money managers and investors who use the Fund as part of active trading or tactical asset allocation strategies. These strategies often call for frequent trading to take advantage of anticipated changes in market conditions, which could increase portfolio turnover. In addition, large movements of assets into and out of the Fund may have a negative impact on the Fund's ability to achieve its investment objective or maintain a consistent level of operating expenses. In certain circumstances, the Fund's expense ratio may vary from current estimates or the historical ratio disclosed in this Prospectus.

Risk Associated with the Use of Derivatives — The Fund uses investment techniques and derivatives that may be considered aggressive. Because the Fund's investment in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. Particularly when used to create leverage, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments. Using derivatives may result in imperfect correlation between the value of the instruments and the relevant security or index.

CDS Risk — The Fund will normally be a net "buyer" of CDSs. When the Fund is a buyer of an unfunded CDS, upon the occurrence of a credit event, the counterparty to the Fund has an obligation to pay the par value of a defaulted reference obligation and take delivery from the Fund of such obligation. Since CDSs may be physically settled, the Fund may first need to purchase the obligation in order to deliver it and obtain par value payment or an equivalent cash value. An active market may not exist for any of the CDSs in which the Fund invests or in the reference obligations subject to the CDSs. As a result, the Fund's ability to maximize returns or minimize losses on such CDSs may be impaired. Other risks of CDSs include the difficulties in valuing a CDS, lack of pricing transparency and the risk that the CDSs utilized by the Fund perform in a manner that does not inversely correlate to the high yield bond markets or perform in other ways that are not expected. The Fund's positions in CDSs are also subject to counterparty risk, market risk and interest rate risk. Because certain CDSs involve many reference issuers and there are no limitations on the notional amount established for CDSs, the Fund may use a single counterparty or a small number of counterparties, in which case, counterparty risk would be amplified. A CDS may involve greater risks than investing directly in the underlying reference obligations. For example, a credit default swap may increase the Fund's credit risk because it has exposure to both the issuer of the underlying reference obligation and the counterparty to the credit default swap. In addition, CDSs may be difficult to value depending on whether an active market exists for them. Investing in CDSs may be considered an aggressive investment technique.

Counterparty Risk — The Fund will be subject to credit risk (that is, where changes in an issuer's financial strength or the credit rating of a financial instrument it issues may affect an instrument's value) with respect to the amount it expects to receive from counterparties to derivatives and repurchase agreements entered into by the Fund, including amounts held by special purpose or structured vehicles. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the value of your investment in the Fund may decline.

Debt Instrument Risk — The Fund may invest in, or seek exposure to, debt instruments. Debt instruments may have varying levels of sensitivity to changes in interest rates, credit risk and other factors. Typically, the value of outstanding debt instruments falls when interest rates rise. Debt instruments with longer maturities may fluctuate more in response to interest rate changes than instruments with shorter maturities. Many types of debt instruments are subject to prepayment risk, which is the risk that the issuer of the security will repay principal prior to the maturity date.

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Exposure to Foreign Currency Risk — Investments denominated in foreign currencies are exposed to risks in addition to those associated with investments denominated in U.S. dollars. The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Generally, when the U,S. dollar falls in value against a foreign currency, an investment in that country gains value (i.e., a loss to the Fund) because that currency is worth more U.S. dollars. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable or inaccurate. A U.S. dollar investment in Depositary Receipts or ordinary shares of foreign issuers traded on U.S. exchanges is subject to foreign currency risk.

Exposure to Foreign Investments Risk — Exposure to securities of foreign issuers provides the Fund with increased risk. Various factors related to foreign investments may negatively impact the Fund's performance, such as: i) fluctuations in the value of local foreign currency; ii) differences in securities settlement practices; iii) uncertainty associated with evidence of ownership of investments in countries that lack centralized custodial services; iv) possible regulation of, or other limitations on, investments by U.S. investors in foreign investments; v) potentially higher brokerage commissions; vi) the possibility that a foreign government may withhold portions of interest and dividends at the source; vii) taxation of income earned in foreign countries or other foreign taxes imposed; viii) foreign exchange controls, which may include suspension of the ability to transfer currency from a foreign country; ix) less publicly available information about foreign issuers; and x) less certain legal systems in which the Fund might encounter difficulties or be unable to pursue legal remedies.

Foreign investments also may be more susceptible to political, social, economic and regional factors than might be the case for U.S. securities.

High Yield Risk — Investment in or exposure to high yield (lower rated) debt instruments (also known as "junk bonds") may involve greater levels of interest rate, credit, liquidity and valuation risk than for higher rated instruments. High yield debt instruments may be sensitive to economic changes, political changes, or adverse developments specific to a company. These securities are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties, and a potential lack of a secondary or public market for securities. High yield debt instruments are considered predominantly speculative with respect to the issuer's continuing ability to make principal and interest payments and, therefore, such instruments generally involve greater risk of default or price changes than higher rated debt instruments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce market liquidity (liquidity risk). Less active markets may diminish the Fund's ability to obtain accurate market quotations when valuing the portfolio securities and thereby give rise to valuation risk. High yield debt instruments may also present risks based on payment expectations. For example, these instruments may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, the Fund would have to replace the security with a lower yielding security, resulting in a decreased return for investors. If the issuer of a security is in default with respect to interest or principal payments, the issuer's security could lose its entire value. Furthermore, the transaction costs associated with the purchase and sale of high yield debt instruments may vary greatly depending upon a number of factors and may adversely affect the Fund's performance.

Interest Rate Risk — Interest rate risk is the risk that debt securities or certain financial instruments may fluctuate in value due to changes in interest rates. Commonly, investments subject to interest rate risk will decrease in value when interest rates rise and increase in value when interest rates decline. The opposite is true for the Fund. The value of securities with longer maturities may fluctuate more in response to interest rate changes than securities with shorter maturities.

Inverse Correlation Risk — Shareholders should lose money when the high yield market gains value — a result that is the opposite from traditional high yield mutual funds.

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProFund Advisors. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high inverse correlation with the total return of the high yield market.

Market Risk — The Fund is subject to market risks that will affect the value of its shares, including adverse issuer, political, regulatory, market or economic developments, as well as developments that impact specific economic sectors, industries or segments of the market.

Non-Diversification Risk — The Fund is classified as "non-diversified" under the 1940 Act, and has the ability to invest a relatively high percentage of its investments in the securities of a small number of issuers susceptible to a single economic, political or regulatory event.

Portfolio Turnover Risk — The Fund's strategy may involve high portfolio turnover to rebalance the Fund's investment exposure. A high level of portfolio turnover may have a negative impact on performance by increasing transaction costs and generating greater tax liabilities for shareholders. Additionally, active trading of shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

Repurchase Agreement Risk — The Fund may enter into certain types of repurchase agreements. Repurchase agreements are generally subject to counterparty risk. If a seller defaults, the Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of the sale including accrued interest are less than the resale price provided in the agreement, including interest. In addition, if the seller becomes involved in bankruptcy or insolvency proceedings, the Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if, for example, the Fund is treated as an unsecured creditor and required to return the underlying collateral to the seller or its assigns.

Short Sales Risk — Selling short is a technique that may be employed by the Fund to achieve investment exposure consistent with its investment objective. Short selling involves borrowing a security and then selling it. If the Fund buys back the security at a price lower than the price at which it sold the security plus accrued interest, the Fund will earn a positive return (profit) on the difference. If the current market price is greater when the time comes to buy back the security plus accrued interest, the Fund will incur a negative return (loss) on the transaction. The Fund's use of short sales may involve additional transaction costs and other expenses. As a result, the cost of maintaining a short position may exceed the return on the position, which may cause the Fund to lose money. Under certain market conditions, short sales can increase the volatility and decrease the liquidity of certain securities or positions and may lower the Fund's return or result in a loss. Entering into short positions through financial instruments such as futures, options and swap agreements may also cause the Fund to be exposed to short sale risk. Selling short may be considered an aggressive investment technique.

Valuation Risk — In certain circumstances, portfolio securities may be valued using techniques other than market quotations. The value established for a portfolio security may be different from what would be produced through the use of another methodology or if it had been priced using market quotations. Portfolio securities that are valued using techniques other than market quotations, including "fair valued" securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that a Fund could sell a portfolio security for the value established for it at any time, and it is possible that a Fund would incur a loss because a portfolio security is sold at a discount to its established value.

Please see Investment Objectives, Principal Investment Strategies, Related Risks and Disclosure of Portfolio Holdings in the Fund's full prospectus for additional details.

Investment Results

The bar chart below shows how the Fund's investment results for Investor Class Shares have varied from year to year, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund's results can be obtained by visiting profunds.com.

Annual Returns of Investor Class Shares as of December 31 each year

Best Quarter (ended 3/31/2009): 13.14%; Worst Quarter (ended 9/30/2009): -12.18%.
Average Annual Total Returns As of December 31, 2010
Average Annual Total Returns ACCESS FLEX BEAR HIGH YIELD FUND		One Year	Five Years	Since Inception	Inception Date
Investor Class		(20.17%)	(9.04%)	(9.00%)	Apr 27, 2005
Investor Class After Taxes on Distribution		(20.17%)	(9.29%)	(9.21%)	Apr 27, 2005
Investor Class After Taxes on Distribution and Sale of Shares		(13.11%)	(7.54%)	(7.45%)	Apr 27, 2005
Service Class		(20.98%)	(9.95%)	(9.92%)	Apr 27, 2005
JPMorgan Domestic High Yield Index	[1]	14.74%	8.81%	2.34%
[1]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index. Since inception returns are calculated from the date the Fund commenced operations.

Average annual total returns are shown on a before- and after-tax basis for Investor Class Shares only. After-tax returns for Service Class Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of Shares.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Access One Trust
Prospectus Date	rr_ProspectusDate	May 13, 2011
ACCESS FLEX BEAR HIGH YIELD FUND | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Wire Fee	rr_ShareholderFeeOther	10
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.95%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.70%	[1]
1 Year	rr_ExpenseExampleYear01	173
3 Years	rr_ExpenseExampleYear03	536
5 Years	rr_ExpenseExampleYear05	923
10 Years	rr_ExpenseExampleYear10	2,009
Annual Return 2006	rr_AnnualReturn2006	(3.47%)
Annual Return 2007	rr_AnnualReturn2007	0.55%
Annual Return 2008	rr_AnnualReturn2008	(0.04%)
Annual Return 2009	rr_AnnualReturn2009	(19.63%)
Annual Return 2010	rr_AnnualReturn2010	(20.17%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.14%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.18%)
One Year	rr_AverageAnnualReturnYear01	(20.17%)
Five Years	rr_AverageAnnualReturnYear05	(9.04%)
Since Inception	rr_AverageAnnualReturnSinceInception	(9.00%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 27, 2005
ACCESS FLEX BEAR HIGH YIELD FUND | Investor Class | After Taxes on Distribution
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(20.17%)
Five Years	rr_AverageAnnualReturnYear05	(9.29%)
Since Inception	rr_AverageAnnualReturnSinceInception	(9.21%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 27, 2005
ACCESS FLEX BEAR HIGH YIELD FUND | Investor Class | After Taxes on Distribution and Sale of Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(13.11%)
Five Years	rr_AverageAnnualReturnYear05	(7.54%)
Since Inception	rr_AverageAnnualReturnSinceInception	(7.45%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 27, 2005
ACCESS FLEX BEAR HIGH YIELD FUND | Service Class
Risk/Return:	rr_RiskReturnAbstract
Wire Fee	rr_ShareholderFeeOther	10
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.95%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.70%	[1]
1 Year	rr_ExpenseExampleYear01	273
3 Years	rr_ExpenseExampleYear03	838
5 Years	rr_ExpenseExampleYear05	1,430
10 Years	rr_ExpenseExampleYear10	3,032
One Year	rr_AverageAnnualReturnYear01	(20.98%)
Five Years	rr_AverageAnnualReturnYear05	(9.95%)
Since Inception	rr_AverageAnnualReturnSinceInception	(9.92%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 27, 2005
ACCESS FLEX BEAR HIGH YIELD FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

Access Flex Bear High Yield Fund

Important Information About the Fund

If Access Flex Bear High Yield Fund (the "Fund") is successful in meeting its objective, its net asset value should generally lose value as the high yield market is rallying (gaining value). Conversely, its net asset value should generally increase in value as the high yield market is falling (losing value). These results are generally opposite those of most traditional high yield mutual funds.

Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide investment results that correspond generally to the inverse (opposite) of the total return of the high yield market consistent with maintaining reasonable liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund ("Shares").
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's annual portfolio turnover rate was 650% of the average value of its entire portfolio. However, this portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate would be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	650.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in Shares with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests in money market instruments and derivatives that ProFund Advisors believes, in combination, should provide investment results that inversely correspond to the high yield market.

>

Derivatives — The Fund invests in financial instruments whose value is derived from the value of an underlying asset, interest rate or index. The Fund invests in derivatives as a substitute for directly shorting debt in order to gain inverse exposure to the high yield market. Derivatives principally include:

•

Swap Agreements — Contracts entered into primarily with institutional investors for a specified period ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," e.g., the return or change in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

•

Credit Default Swaps ("CDSs") — Bilateral financial contracts that transfer credit exposure between two parties. They may be used by the Fund to obtain credit risk exposure similar to that of a direct investment in high yield bonds. One party to a CDS (the "buyer") receives credit protection or sheds credit risk, whereas the other party (the "seller") to a CDS is selling credit protection or taking on credit risk. The seller typically receives one or more pre-determined periodic payments from the buyer. These payments are in consideration for guaranteeing to make a specific payment to the buyer should a negative credit event occur with respect to one of the issuers referenced in the CDS. The seller of an "unfunded" CDS would not make any payments to the buyer unless there is a negative credit event.

•	Future Contracts — Contracts that pay a fixed price for an agreed-upon amount of securities, or the cash value of the securities, on an agreed-upon date.

>	Money Market Instruments — The Fund invests in short term cash instruments that have terms to maturity of less than 397 days and exhibit high quality credit profiles.

In addition, the Fund may engage in short selling, which involves borrowing a security and then selling it. If the Fund buys back the security at a price lower than the price at which it sold the security plus accrued interest, the Fund will earn a positive return (profit) on the difference. If the current market price plus accrued interest is greater when the security is bought back, the Fund will incur a negative return (loss) on the transaction. See Short Sale Risk, below.

The Fund seeks to maintain inverse exposure to the high yield bond markets regardless of market conditions and without taking defensive positions in cash or other instruments in anticipation of periods favorable for the high yield bond markets (which would generally be adverse market conditions for this Fund). As a result, the Fund may not achieve its investment objective during these periods. To find out if the Fund has sufficient assets to invest to attempt to meet its objective, you may call 1-888-776-3637. There is no assurance that the Fund will achieve its investment objective.

The Fund may invest up to 25% of its assets in foreign securities or financial instruments with respect to foreign securities.

Please see Investment Objectives, Principal Investment Strategies, Related Risks and Disclosure of Portfolio Holdings in the Fund's full prospectus for additional details.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund.

Active Investor Risk — A significant portion of assets invested in the Fund come from professional money managers and investors who use the Fund as part of active trading or tactical asset allocation strategies. These strategies often call for frequent trading to take advantage of anticipated changes in market conditions, which could increase portfolio turnover. In addition, large movements of assets into and out of the Fund may have a negative impact on the Fund's ability to achieve its investment objective or maintain a consistent level of operating expenses. In certain circumstances, the Fund's expense ratio may vary from current estimates or the historical ratio disclosed in this Prospectus.

Risk Associated with the Use of Derivatives — The Fund uses investment techniques and derivatives that may be considered aggressive. Because the Fund's investment in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. Particularly when used to create leverage, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments. Using derivatives may result in imperfect correlation between the value of the instruments and the relevant security or index.

CDS Risk — The Fund will normally be a net "buyer" of CDSs. When the Fund is a buyer of an unfunded CDS, upon the occurrence of a credit event, the counterparty to the Fund has an obligation to pay the par value of a defaulted reference obligation and take delivery from the Fund of such obligation. Since CDSs may be physically settled, the Fund may first need to purchase the obligation in order to deliver it and obtain par value payment or an equivalent cash value. An active market may not exist for any of the CDSs in which the Fund invests or in the reference obligations subject to the CDSs. As a result, the Fund's ability to maximize returns or minimize losses on such CDSs may be impaired. Other risks of CDSs include the difficulties in valuing a CDS, lack of pricing transparency and the risk that the CDSs utilized by the Fund perform in a manner that does not inversely correlate to the high yield bond markets or perform in other ways that are not expected. The Fund's positions in CDSs are also subject to counterparty risk, market risk and interest rate risk. Because certain CDSs involve many reference issuers and there are no limitations on the notional amount established for CDSs, the Fund may use a single counterparty or a small number of counterparties, in which case, counterparty risk would be amplified. A CDS may involve greater risks than investing directly in the underlying reference obligations. For example, a credit default swap may increase the Fund's credit risk because it has exposure to both the issuer of the underlying reference obligation and the counterparty to the credit default swap. In addition, CDSs may be difficult to value depending on whether an active market exists for them. Investing in CDSs may be considered an aggressive investment technique.

Counterparty Risk — The Fund will be subject to credit risk (that is, where changes in an issuer's financial strength or the credit rating of a financial instrument it issues may affect an instrument's value) with respect to the amount it expects to receive from counterparties to derivatives and repurchase agreements entered into by the Fund, including amounts held by special purpose or structured vehicles. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the value of your investment in the Fund may decline.

Debt Instrument Risk — The Fund may invest in, or seek exposure to, debt instruments. Debt instruments may have varying levels of sensitivity to changes in interest rates, credit risk and other factors. Typically, the value of outstanding debt instruments falls when interest rates rise. Debt instruments with longer maturities may fluctuate more in response to interest rate changes than instruments with shorter maturities. Many types of debt instruments are subject to prepayment risk, which is the risk that the issuer of the security will repay principal prior to the maturity date.

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Exposure to Foreign Currency Risk — Investments denominated in foreign currencies are exposed to risks in addition to those associated with investments denominated in U.S. dollars. The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Generally, when the U,S. dollar falls in value against a foreign currency, an investment in that country gains value (i.e., a loss to the Fund) because that currency is worth more U.S. dollars. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable or inaccurate. A U.S. dollar investment in Depositary Receipts or ordinary shares of foreign issuers traded on U.S. exchanges is subject to foreign currency risk.

Exposure to Foreign Investments Risk — Exposure to securities of foreign issuers provides the Fund with increased risk. Various factors related to foreign investments may negatively impact the Fund's performance, such as: i) fluctuations in the value of local foreign currency; ii) differences in securities settlement practices; iii) uncertainty associated with evidence of ownership of investments in countries that lack centralized custodial services; iv) possible regulation of, or other limitations on, investments by U.S. investors in foreign investments; v) potentially higher brokerage commissions; vi) the possibility that a foreign government may withhold portions of interest and dividends at the source; vii) taxation of income earned in foreign countries or other foreign taxes imposed; viii) foreign exchange controls, which may include suspension of the ability to transfer currency from a foreign country; ix) less publicly available information about foreign issuers; and x) less certain legal systems in which the Fund might encounter difficulties or be unable to pursue legal remedies.

Foreign investments also may be more susceptible to political, social, economic and regional factors than might be the case for U.S. securities.

High Yield Risk — Investment in or exposure to high yield (lower rated) debt instruments (also known as "junk bonds") may involve greater levels of interest rate, credit, liquidity and valuation risk than for higher rated instruments. High yield debt instruments may be sensitive to economic changes, political changes, or adverse developments specific to a company. These securities are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties, and a potential lack of a secondary or public market for securities. High yield debt instruments are considered predominantly speculative with respect to the issuer's continuing ability to make principal and interest payments and, therefore, such instruments generally involve greater risk of default or price changes than higher rated debt instruments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce market liquidity (liquidity risk). Less active markets may diminish the Fund's ability to obtain accurate market quotations when valuing the portfolio securities and thereby give rise to valuation risk. High yield debt instruments may also present risks based on payment expectations. For example, these instruments may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, the Fund would have to replace the security with a lower yielding security, resulting in a decreased return for investors. If the issuer of a security is in default with respect to interest or principal payments, the issuer's security could lose its entire value. Furthermore, the transaction costs associated with the purchase and sale of high yield debt instruments may vary greatly depending upon a number of factors and may adversely affect the Fund's performance.

Interest Rate Risk — Interest rate risk is the risk that debt securities or certain financial instruments may fluctuate in value due to changes in interest rates. Commonly, investments subject to interest rate risk will decrease in value when interest rates rise and increase in value when interest rates decline. The opposite is true for the Fund. The value of securities with longer maturities may fluctuate more in response to interest rate changes than securities with shorter maturities.

Inverse Correlation Risk — Shareholders should lose money when the high yield market gains value — a result that is the opposite from traditional high yield mutual funds.

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProFund Advisors. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high inverse correlation with the total return of the high yield market.

Market Risk — The Fund is subject to market risks that will affect the value of its shares, including adverse issuer, political, regulatory, market or economic developments, as well as developments that impact specific economic sectors, industries or segments of the market.

Non-Diversification Risk — The Fund is classified as "non-diversified" under the 1940 Act, and has the ability to invest a relatively high percentage of its investments in the securities of a small number of issuers susceptible to a single economic, political or regulatory event.

Portfolio Turnover Risk — The Fund's strategy may involve high portfolio turnover to rebalance the Fund's investment exposure. A high level of portfolio turnover may have a negative impact on performance by increasing transaction costs and generating greater tax liabilities for shareholders. Additionally, active trading of shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

Repurchase Agreement Risk — The Fund may enter into certain types of repurchase agreements. Repurchase agreements are generally subject to counterparty risk. If a seller defaults, the Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of the sale including accrued interest are less than the resale price provided in the agreement, including interest. In addition, if the seller becomes involved in bankruptcy or insolvency proceedings, the Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if, for example, the Fund is treated as an unsecured creditor and required to return the underlying collateral to the seller or its assigns.

Short Sales Risk — Selling short is a technique that may be employed by the Fund to achieve investment exposure consistent with its investment objective. Short selling involves borrowing a security and then selling it. If the Fund buys back the security at a price lower than the price at which it sold the security plus accrued interest, the Fund will earn a positive return (profit) on the difference. If the current market price is greater when the time comes to buy back the security plus accrued interest, the Fund will incur a negative return (loss) on the transaction. The Fund's use of short sales may involve additional transaction costs and other expenses. As a result, the cost of maintaining a short position may exceed the return on the position, which may cause the Fund to lose money. Under certain market conditions, short sales can increase the volatility and decrease the liquidity of certain securities or positions and may lower the Fund's return or result in a loss. Entering into short positions through financial instruments such as futures, options and swap agreements may also cause the Fund to be exposed to short sale risk. Selling short may be considered an aggressive investment technique.

Valuation Risk — In certain circumstances, portfolio securities may be valued using techniques other than market quotations. The value established for a portfolio security may be different from what would be produced through the use of another methodology or if it had been priced using market quotations. Portfolio securities that are valued using techniques other than market quotations, including "fair valued" securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that a Fund could sell a portfolio security for the value established for it at any time, and it is possible that a Fund would incur a loss because a portfolio security is sold at a discount to its established value.

Please see Investment Objectives, Principal Investment Strategies, Related Risks and Disclosure of Portfolio Holdings in the Fund's full prospectus for additional details.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus

Non-Diversification Risk — The Fund is classified as "non-diversified" under the 1940 Act, and has the ability to invest a relatively high percentage of its investments in the securities of a small number of issuers susceptible to a single economic, political or regulatory event.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart below shows how the Fund's investment results for Investor Class Shares have varied from year to year, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund's results can be obtained by visiting profunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the Fund's investment results for Investor Class Shares have varied from year to year, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	profunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past results (before and after taxes) are not predictive of future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual Returns of Investor Class Shares as of December 31 each year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter (ended 3/31/2009): 13.14%; Worst Quarter (ended 9/30/2009): -12.18%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns As of December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as a retirement account.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	Average annual total returns are shown on a before- and after-tax basis for Investor Class Shares only. After-tax returns for Service Class Shares will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of Shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

Average annual total returns are shown on a before- and after-tax basis for Investor Class Shares only. After-tax returns for Service Class Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of Shares.

ACCESS FLEX BEAR HIGH YIELD FUND | JPMorgan Domestic High Yield Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	14.74%	[2]
Five Years	rr_AverageAnnualReturnYear05	8.81%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	2.34%	[2]

[1]	ProFund Advisors LLC ("ProFund Advisors" or "Advisor") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses, as a percentage of average daily net assets, exceed 1.95% for Investor Class Shares and 2.95% for Service Class Shares through February 28, 2012. After such date, the expense limitation may be terminated or revised by the Advisor. Amounts waived or reimbursed in a particular contractual period may be recouped by ProFund Advisors within three years of the end of the contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to investors.
[2]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index. Since inception returns are calculated from the date the Fund commenced operations.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 13, 2011